Allowance for Credit Losses	3 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Allowance for Credit Losses

6. Allowance for credit losses

The Company has exposure to credit losses for financial assets, including settlement receivables, accounts receivable, and financial guarantee contracts to the extent that a chargeback claim is made against the Company directly or to the Company’s merchants on card purchases.

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the three months ended March 31, 2026:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance as of December 31, 2025	$9,499	$4,524	$14,445	$28,468
Credit loss expense	14,385	1,307	465	16,157
Recoveries	267	838	-	1,105
Write-Offs	(9,629)	(2,016)	-	(11,645)
Other (1)	(14)	(124)	(10)	(148)
Balance as of March 31, 2026	$14,508	$4,529	$14,900	$33,937

(1)
Other mainly relates to the impact of foreign exchange.
(2)
Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were $160 and $403 for the three months ended March 31, 2026 and 2025, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive (loss) / income.

Credit loss expense for the three months ended March 31, 2026 and 2025 was $16,157 and $6,415, respectively. The increase in credit loss expense was primarily attributable to higher chargeback related losses within Merchant Solutions, as well as an increase in expected credit loss provisions driven by an increase in the loss‑given‑default assumption. Write-offs were $11,645 and $13,398 for the three months ended March 31, 2026 and 2025, respectively. The decrease was driven by higher write offs in the prior year associated with the direct marketing payment processing business line that was disposed of during the three months ended March 31, 2025.